Commitments and Contingencies - Summary of future minimum lease payments under noncancelable operating leases (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Operating Lease Liabilities Gross Difference Amount [Line Items]
2022		$ 7,841
2023		7,257
2024		2,549
2025		1,450
2026		1,242
Thereafter		5,359
Total minimum lease payments		$ 25,698
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Operating Lease Liabilities Gross Difference Amount [Line Items]
2022	$ 4,554
2023	9,573
2024	8,285
2025	7,296
2026	7,018
Thereafter	43,975
Total minimum lease payments	$ 80,701